Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 31, 2025	Apr. 30, 2025
Commitments and Contingencies
Contractual obligation	$ 634,550
Lease rent per month	11,625
From November 2026 to October 2027
Commitments and Contingencies
Lease rent per month	11,883
From November 2027 until expiration
Commitments and Contingencies
Lease rent per month	12,142
Research and Development Arrangement
Commitments and Contingencies
Contractual obligation	230,000
Asset Purchase Agreement
Commitments and Contingencies
Milestone payment upon attainment of approval	5,000,000
Payment of royalty and milestone amounts	$ 0
Ownership of company outstanding	19.90%
Employee | Dr. Schaber
Commitments and Contingencies
Number of shares of common stock issuable		200,000	2,084